Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Information About Restricted Shares
Information about USISH’s outstanding restricted stocks at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2023

2023 restricted stocks	$14.5	2.9

December 31, 2024

2023 restricted stocks (2024 granted)	14.4	2.0
2023 restricted stocks (2023 granted)	14.5	1.9

ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about the share option plans that the Company granted and assumed were as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)

Balance at January 1	96,802	$53.3	81,262	$50.2	212,240	$89.1
Options granted	-	-	150,000	107.0	-	-
Options forfeited	(1,206)	51.1	(1,471)	66.9	(5,873)	103.7
Options exercised	(14,334)	51.5	(17,551)	50.9	(18,266)	48.0

Balance at December 31	81,262	50.2	212,240	89.1	188,101	89.6

Options exercisable, end of year	58,216	51.3	62,505	46.5	44,242	44.3

Fair value of options granted (NT$)	-		29.7-35.1		-

Summary of Outstanding Share Options
Information about the outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2023

ASE 5 th share options	$73.0	1.7
The Company 1 st share options	44.1	4.9
The Company 2 nd share options	107.0	9.6

December 31, 2024

ASE 5 th share options	73.0	0.7
The Company 1 st share options	42.7	3.9
The Company 2 nd share options	103.5	8.6

Trinomial tree model [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
Regarding the aforementioned share-based payment arrangements issued during 2023 and 2024, the fair value at the grant dates of the Company’s second employee restricted stock awards plan and USISH’s 2023 restricted stocks were measured by using the market price basis and the Black-Scholes Option Pricing Model incorporating the effect of the lock-up period, respectively. While the fair values for all the other plans were measured by using the Trinomial Tree Model. The inputs to the models were as follows:
Share options plan

The Company’s 2023 share options plan

Share price at the grant date	NT$108.0 per share
Exercise price	NT$107.0 per share
Expected volatility (%)	31.02-33.03
Expected lives (years)	3.9-6.1
Expected dividend yield	-
Risk free interest rate (%)	1.06-1.12

USISH’s 2023 share options plan

Share price at the grant date	RMB15.16 per share
Exercise price	RMB14.54 per share
Expected volatility (%)	38.51-39.09
Expected lives (years)	2.0-3.0
Expected dividend yield	-
Risk free interest rate (%)	2.35-2.45
Restricted stock plan

	USISH’s 2023 restricted stocks plan (2023 granted)	USISH’s 2023 restricted stocks plan (2024 granted)

Share price at the grant date	RMB15.02 per share	RMB14.19 per share
Exercise price	RMB14.54 per share	RMB14.35 per share
Expected volatility (%)	36.56-38.77	35.02-37.02
Lock-up periods (years)	1.0-2.0	1.0-2.0
Expected dividend yield	-	-
Risk free interest rate (%)	2.33-2.44	2.11-2.27

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)

Balance at January 1	29,486	$14.2	20,246	$14.5	29,728	$14.7
Options granted	-	-	14,506	14.5	-	-
Options expired	(2,312)	13.9	(1,204)	14.1	(1,027)	14.2
Options forfeited	(942)	13.0	(695)	13.6	(7,855)	14.3
Options exercised	(5,986)	12.8	(3,125)	12.1	(3,845)	12.7

Balance at December 31	20,246	14.5	29,728	14.7	17,001	15.1

Options exercisable, end of year	15,518	15.0	15,310	14.9	17,001	15.1

Fair value of options granted (RMB)	-		3.8-4.7		-

Summary of Outstanding Share Options
Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2023

2015 share options	$15.5	1.9
2019 share options	12.0	0.9
2020 share options	20.5	0.9
2023 share options	14.5	2.8

December 31, 2024

2015 share options	15.5	0.9
2023 share options	14.3	1.8

Summary of Information About Restricted Shares
Information about restricted stocks was as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)

Balance at January 1	3,565	$10.2	1,984	$10.7	372	$14.5

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)

Stocks granted	-	$-	372	$14.5	5,722	$14.4
Stocks expired	(4)	-	-	-	-	-
Stocks exercised	(395)	-	(1,966)	10.8	-	-
Stocks forfeited	(1,182)	12.2	(18)	-	(3,175)	14.4

Balance at December 31	1,984	10.7	372	14.5	2,919	14.4

Options exercisable, end of year	1,715	12.4	-	-	-	-

Fair value of restricted stocks granted (RMB)	-		12.2-13.0		11.6-12.4

Employee Restricted Stock Award [Member]
Statement [LineItems]
Summary of Information About Restricted Shares
Information about employee restricted stock awards was as follows:

	For the Year Ended December 31
	2022	2023	2024
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 1	15,000	10,000	4,965
Shares granted	-	-	16,500
Shares unrestricted	(5,000)	(4,950)	-
Shares forfeited	-	(70)	(4,965)
Shares awaiting canceled	-	(15)	-

Balance at December 31	10,000	4,965	16,500

AMPI Option Plans [Member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Exercise Price Per Share (NT$)

Balance at January 1	-	$-	3,100	$30.0	3,100	$30.0
Options granted	3,100	30.0	-	-	-	-

Balance at December 31	3,100	30.0	3,100	30.0	3,100	29.7

Options exercisable, end of year	-	-	-	-	1,550	29.7

Fair value of options granted (NT$)	18.0-18.8		-		-

Summary of Outstanding Share Options
Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share	Remaining Contractual Life (Years)

December 31, 2023

2022 share options	$30.0	8.3

December 31, 2024

2022 share options	29.7	7.3